Note 20 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Note 20 - Financial Instruments
Schedule of Derivative Assets and Liabilities at Fair Value [Table Text Block]
	December 31, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward currency contracts-liability position	$(1,369)	$-	$(1,369)	$-
Interest rate swaps-asset position	20,530	-	20,530	-
Interest rate caps-asset position	11,115	-	11,115	-
Cross-currency rate swaps-liability position	(18,387)	-	(18,387)	-
Total	$11,889	$-	$11,889	$-
	December 31, 2025	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward currency contracts-asset position	$110	$-	$110	$-
Foreign currency options -asset position	393	-	393	-
Interest rate swaps-asset position	11,516	-	11,516	-
Interest rate swaps-liability position	(69)	-	(69)	-
Interest rate caps-asset position	2,624	-	2,624	-
Total	$14,574	$-	$14,574	$-